Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Common shares [member]	Additional paid-in capital [member]		Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes (LRCNs) [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Financial assets at fair value through OCI [member]	Non-controlling interests [member]
Balance at beginning of period at Oct. 31, 2023		$ 4,925	$ 16,082	$ 109		$ 30,352				$ 2,162	$ (1,026)	$ 592	$ 128	$ 14	$ (407)	$ 232
Net income attributable to equity shareholders	$ 3,455					3,455
Net income attributable to non-controlling interests	22															22
Net gains (losses) on equity securities designated at FVOCI														(10)
Net change in debt securities measured at FVOCI															150
Net change in foreign currency translation adjustments										(176)
Net change in cash flow hedges	289										289
Net change in post-employment defined benefit plans	(65)											(65)
Net change attributable to changes in credit risk	(256)												(256)
Dividends and distributions							$ (128)	$ (1,683)								(4)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(1)
Issue of equity		500	734
Compensation expense arising from equity-settled share-based awards				6
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						1
Exercise of stock options and settlement of other equity-settled share-based awards				(3)
Treasury shares		(2)	(3)
Redemption of preferred shares		(325)
Other				2	[1]	(7)										(3)
Balance at end of period at Apr. 30, 2024	55,656	5,098	16,813	114		31,990			$ 1,394	1,986	(737)	527	(128)	3	(257)	247
Balance at beginning of period at Jan. 31, 2024		4,925	16,447	108		31,162				1,521	(271)	514	(71)	13	(257)	235
Net income attributable to equity shareholders	1,739					1,739
Net income attributable to non-controlling interests	10															10
Net gains (losses) on equity securities designated at FVOCI														(10)
Net change in foreign currency translation adjustments										465
Net change in cash flow hedges	(466)										(466)
Net change in post-employment defined benefit plans	13											13
Net change attributable to changes in credit risk	(57)												(57)
Dividends and distributions							(61)	(844)								(2)
Issue of equity		500	367
Compensation expense arising from equity-settled share-based awards				4
Exercise of stock options and settlement of other equity-settled share-based awards				(1)
Treasury shares		(2)	(1)
Redemption of preferred shares		(325)
Other				3	[1]	(6)										4
Balance at end of period at Apr. 30, 2024	55,656	5,098	16,813	114		31,990			1,394	1,986	(737)	527	(128)	3	(257)	247
Balance at beginning of period at Oct. 31, 2024	59,007	4,946	17,011	159		33,471				2,176	509	842	(88)	16	(307)	272
Net income attributable to equity shareholders	2,163
Net income attributable to non-controlling interests	8
Net change in cash flow hedges	291
Net change in post-employment defined benefit plans	19
Net change attributable to changes in credit risk	(2)
Balance at end of period at Jan. 31, 2025		5,341	17,027	166		34,366				3,058	800	861	(90)	19	(206)	289
Balance at beginning of period at Oct. 31, 2024	59,007	4,946	17,011	159		33,471				2,176	509	842	(88)	16	(307)	272
Net income attributable to equity shareholders	4,161					4,161
Net income attributable to non-controlling interests	17															17
Net gains (losses) on equity securities designated at FVOCI														15
Net change in debt securities measured at FVOCI															78
Net change in foreign currency translation adjustments										(282)
Net change in cash flow hedges	569										569
Net change in post-employment defined benefit plans	(28)											(28)
Net change attributable to changes in credit risk	155												155
Dividends and distributions							(166)	(1,824)								(4)
Premium on purchase of common shares for cancellation						(638)
Issue of equity		1,293	86
Compensation expense arising from equity-settled share-based awards				8
Purchase of common shares for cancellation, Amount			(172)
Exercise of stock options and settlement of other equity-settled share-based awards				(6)
Treasury shares		3	4
Redemption of preferred shares		(300)
Other				(5)	[1]	(20)										(5)
Balance at end of period at Apr. 30, 2025	61,946	5,942	16,929	156		34,984			3,655	1,894	1,078	814	67	31	(229)	280
Balance at beginning of period at Jan. 31, 2025		5,341	17,027	166		34,366				3,058	800	861	(90)	19	(206)	289
Net income attributable to equity shareholders	1,998					1,998
Net income attributable to non-controlling interests	9															9
Net gains (losses) on equity securities designated at FVOCI														12
Net change in debt securities measured at FVOCI															(23)
Net change in foreign currency translation adjustments										(1,164)
Net change in cash flow hedges	278										278
Net change in post-employment defined benefit plans	(47)											(47)
Net change attributable to changes in credit risk	157												157
Dividends and distributions							$ (78)	$ (910)								(2)
Premium on purchase of common shares for cancellation						(381)
Issue of equity		600	9
Compensation expense arising from equity-settled share-based awards				6
Purchase of common shares for cancellation, Amount			(109)
Exercise of stock options and settlement of other equity-settled share-based awards				(1)
Treasury shares		1	2
Other				(15)	[1]	(11)										(16)
Balance at end of period at Apr. 30, 2025	$ 61,946	$ 5,942	$ 16,929	$ 156		$ 34,984			$ 3,655	$ 1,894	$ 1,078	$ 814	$ 67	$ 31	$ (229)	$ 280

[1]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the interim consolidated statement of income.